Earnings (Loss) Per Share (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 21, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Class A Common Stock, total shares issued in public offering	55.2
Class A Common Stock, par value	$ 0.001		$ 0.001	$ 0.001
Underwriters' purchase of additional Class A Common Stock	7.2
Proceeds from issuance of common stock	$ 622	$ 622